Credit Risk - Key Metrics (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (812)	£ (869)
Loans to consumers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(812)	(869)
Total Drawn | Loans to consumers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (729)	£ (784)
Total Drawn | –Stage 3 | Loans to consumers
Disclosure of credit risk exposure [line items]
Exposure ratio	1.18%	1.42%
Weighted | Credit risk
Disclosure of credit risk exposure [line items]
Average balance weighted LTV, new business	65.00%	64.00%